SIGNIFICANT ACCOUNTING POLICIES, Cash, Cash Equivalents and Restricted Cash (FY) (Details)	Dec. 31, 2020 USD ($)
Cash, Cash Equivalents and Restricted Cash [Abstract]
Restricted cash	$ 0